ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Distribution rights and customer contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	6 years
Distribution rights and customer contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	15 years
Customer lists, license agreements and software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Customer lists, license agreements and software | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Patents and trademarks being amortized | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Patents and trademarks being amortized | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	13 years
Non-compete agreements | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Non-compete agreements | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years